Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation was recognized in operating expenses for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenue	(387)	11	(7)
Selling expenses	(475)	1,041	286
General and administrative expenses	(665)	9,151	1,997
Research and development expenses	(297)	208	(167)

	(1,824)	10,411	2,109

Summary of Share Based Compensation Stock Options Activity Outstanding
The following table summarizes information regarding the share options outstanding as of December 31, 2023:

	As of December 31, 2023
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
Outstanding	62,079,809	0.0589	8.05	—
Exercisable	40,417,309	0.0583	7.43	—
Expected to vest	21,662,500	0.0600	9.21	—

Summary of Assumptions Used to Determine Fair Value of Share Options Granted
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2022	2023
Exercise price (US$)	0.1616	0.0589
Expected forfeiture rate (post-vesting)	5.86%	11.52%
Expected volatility	51.70%	52.10%
Excepted term (in years)	7.67	8.05
Expected dividend yield	0%	0%
Risk-free interest rate	3.9302%	3.8875%

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the years ended December 31, 2021, 2022 and 2023:

	Options to employees	Weighted average grant-date fair value
Non-vested at January 1, 2021	13,332,607	—
Granted	320,000	2.49
Vested	(4,925,510)	—
Forfeited	(613,553)	—

Non-vested at December 31, 2021	8,113,544	—

Non-vested at January 1, 2022	8,113,544	—
Granted	—	—
Vested	(4,519,185)	—
Forfeited	(163,614)	—

Non-vested at December 31, 2022	3,430,745	—

Non-vested at January 1, 2023	3,430,745	—
Granted	—	—
Vested	(2,145,701)	—
Forfeited	(72,988)	—

Non-vested at December 31, 2023	1,212,056	—

Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Activity
The following table summarized the Company’s activities under the Option Plan for the years ended December 31, 2021, 2022 and 2023:

	Number of options	Weighted average exercise price (US$)
Outstanding at January 1, 2021	16,154,051	0.1607
Granted	21,631,945	0.1609
Exercised	(201,040)	0.1607
Forfeited	(740,231)	0.1607
Outstanding at December 31, 2021	36,844,725	0.1608

Vested and exercisable at December 31, 2021	11,884,664	0.1709

Outstanding at January 1, 2022	36,844,725	0.1608
Granted	—	—
Exercised	—	—
Forfeited	(3,020,669)	0.1515
Outstanding at December 31, 2022	33,824,056	0.1616

Vested and exercisable at December 31, 2022	24,166,379	0.1640

Outstanding at January 1, 2023	33,824,056	0.1616
Granted	37,060,000	0.0600
Exercised	(1,232,560)	0.0575
Forfeited	(7,571,687)	0.0583
Outstanding at December 31, 2023	62,079,809	0.0589

Vested and exercisable at December 31, 2023	40,417,309	0.0583